Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory
Note 21

Offsetting financial assets and financial

liabilities
UBS enters into netting

agreements with

counterparties to manage

the credit risks

associated primarily

with repurchase
and

reverse

repurchase

transactions,

securities

borrowing

and

lending,

over-the-counter

derivatives,

and

exchange-
traded

derivatives.

These

netting

agreements

and

similar

arrangements

generally

enable

the

counterparties

to

set

off
liabilities against available assets received

in the ordinary course

of business and

/ or in the event that the counterparties
to the transaction are unable

to fulfill their contractual obligations.

The tables

below provide

a summary of financial

assets and

financial liabilities

subject to

offsetting, enforceable

master
netting

arrangements

and

similar

agreements,

as

well

as

financial

collateral

received

or

pledged

to

mitigate

credit
exposures for these financial instruments

.

The

Group

engages

in

a

variety of

counterparty

credit

risk

mitigation

strategies

in

addition

to

netting

and

collateral
arrangements. Therefore,

the net amounts presented

in the tables below

do not purport

to represent their actual

credit
risk exposure.
Financial assets subject to offsetting, enforceable

master netting arrangements and

similar agreements
Assets subject to netting

arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
3
Assets not
subject to netting
arrangements
4
Total assets
As of 31.12.22, USD bn
Gross assets
before netting
Netting with

gross liabilities
2
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities financing
transactions measured at amortized cost 60.8 (11.1) 49.6 (3.0) (46.4) 0.3 18.2 18.5 67.8
Derivative financial instruments

147.4 (2.5) 144.9 (110.9) (28.5) 5.5 5.2 10.7 150.1
Cash collateral receivables on

derivative instruments
1
33.5 0.0 33.5 (20.9) (1.9) 10.6 1.5 12.1 35.0
Financial assets at fair value

not held for trading
85.6 (76.8) 8.7 (1.5) (7.3) 0.0 51.0 51.0 59.8
of which: reverse

repurchase agreements
84.4 (76.8) 7.6 (1.5) (6.1) 0.0 0.1 0.1 7.7
Total assets 327.2 (90.4) 236.8 (136.3) (84.1) 16.4 76.0 92.3 312.8
As of 31.12.21, USD bn
Receivables from securities financing
transactions measured at amortized cost
67.7 (13.8) 53.9 (2.9) (51.0) 0.0 21.1 21.1 75.0
Derivative financial instruments

116.0 (3.6) 112.4 (88.9) (18.5) 5.0 5.7 10.7 118.1
Cash collateral receivables on

derivative instruments
1
29.4 0.0 29.4 (15.2) (3.3) 11.0 1.1 12.1 30.5
Financial assets at fair value

not held for trading
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 54.6 54.6 60.1
of which: reverse

repurchase agreements
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 0.3 0.3 5.8
Total assets 306.2 (105.0) 201.2 (108.1) (77.2) 15.9 82.6 98.5 283.7
1 The net

amount of

Cash collateral

receivables

on derivative

instruments recognized

on the balance

sheet includes

certain OTC

derivatives that

are net

settled on a

daily basis either

legally or in

substance under
IAS 32 principles and

exchange-traded

derivatives that

are economically

settled on a daily

basis.

2 The logic

of the table

results in amounts

presented in

the “Netting with

gross liabilities”

column corresponding
directly to the amounts

presented in the “Netting

with gross assets” column

in the liabilities table

presented below.

Netting in this column

for reverse repurchase

agreements presented

within the lines “Receivables
from securities financing

transactions

measured at amortized

cost” and

“Financial assets

at fair value

not held for

trading”

taken together

corresponds

to the amounts

presented for

repurchase agreements

in the
“Payables from securities financing transactions

measured at amortized cost” and “Other financial

liabilities designated at fair value” lines in

the liabilities table presented below.

3 For the purpose of this disclosure,
the amounts of financial instruments

and cash collateral presented

have been capped so as not to exceed

the net amount of fin

ancial assets presented on the balance

sheet; i.e., over-collateralization,

where it exists,
is not reflected in the table.

4 Includes assets not subject

to enforceable netting

arrangements and other

out-of-scope items.
Financial liabilities subject to offsetting,

enforceable master netting

arrangements and similar agreements
Liabilities subject to netting

arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
3
Liabilities not
subject

to netting

arrangements
4
Total liabilities
As of 31.12.22, USD bn
Gross
liabilities
before
netting
Netting with

gross assets
2
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration

of netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities financing
transactions measured at amortized cost
14.1 (11.1) 3.0 (1.3) (1.8) 0.0 1.2 1.2 4.2
Derivative financial instruments

150.3 (2.5) 147.8 (110.9) (26.2) 10.7 7.1 17.8 154.9
Cash collateral payables on

derivative instruments
1
34.9 0.0 34.9 (20.0) (1.9) 13.0 1.6 14.5 36.4
Other financial liabilities

designated at fair value
92.5 (76.9) 15.6 (3.2) (12.4) 0.0 14.6 14.6 30.2
of which: repurchase agreements
92.1 (76.9) 15.3 (3.2) (12.1) 0.0 0.1 0.1 15.3
Total liabilities 291.7 (90.4) 201.3 (135.3) (42.3) 23.7 24.5 48.1 225.8
As of 31.12.21, USD bn
Payables from securities financing
transactions measured at amortized cost
16.9 (12.8) 4.1 (1.8) (2.3) 0.0 1.4 1.4 5.5
Derivative financial instruments

118.4 (3.6) 114.9 (88.9) (18.1) 7.9 6.4 14.3 121.3
Cash collateral payables on

derivative instruments
1
30.4 0.0 30.4 (13.1) (3.3) 14.0 1.4 15.4 31.8
Other financial liabilities

designated at fair value
94.8 (88.6) 6.2 (2.2) (3.8) 0.2 23.9 24.1 30.1
of which: repurchase agreements
94.6 (88.6) 6.0 (2.2) (3.8) 0.0 0.4 0.4 6.4
Total liabilities 260.6 (105.0) 155.6 (106.0) (27.5) 22.1 33.1 55.2 188.7
1 The net amount of Cash collateral

payables on derivative instruments

recognized on the balance sheet

includes certain OTC

derivatives that are net settled

on a daily basis either legally or in substance

under IAS 32
principles and exchange-traded derivativ

es that are economically settled on a daily basis.

2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts
presented in the “Netting with gross liabilities” column in the assets table presented above. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions
measured at amortized

cost” and

“Other financial

liabilities designated

at fair

value” taken

together corresponds

to the

amounts presented

for reverse

repurchase agreements

in the “Receivables

from securities
financing transactions

measured at amortized cost”

and “Financial assets

at fair value

not held for trading”

lines in the

assets table presented

above.

3 For the purpose

of this disclosure,

the amounts of financial
instruments and cash collateral

presented have been capped

so as not to exceed the

net amount of financial liabilities

presented on the balance

sheet; i.e., over-collateralization,

where it exists, is

not reflected in the
table.

4 Includes liabilities

not subject to enforceable netting

arrangements and

other out-of-scope items.

UBS AG
Entity [Table]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory
Note 21

Offsetting financial assets and financial

liabilities
UBS

AG

enters

into

netting

agreements

with

counterparties

to

manage

the

credit

risks

associated

primarily

with
repurchase

and

reverse

repurchase

transactions,

securities

borrowing

and

lending,

over-the-counter

derivatives,

and
exchange-traded derivatives. These netting

agreements and similar arrangements

generally enable the

counterparties to
set

off

liabilities

against

available

assets

received

in

the

ordinary

course

of

business

and

/

or

in

the

event

that

the
counterparties to the transaction are

unable to fulfill their contractual

obligations.

The tables

below provide

a summary of financial

assets and

financial liabilities

subject to

offsetting, enforceable

master
netting

arrangements

and

similar

agreements,

as

well

as

financial

collateral

received

or

pledged

to

mitigate

credit
exposures for these financial instruments

.

UBS

AG

engages

in

a

variety

of

counterparty

credit

risk

mitigation

strategies

in

addition

to

netting

and

collateral
arrangements. Therefore,

the net amounts presented

in the tables below

do not purport

to represent their actual

credit
risk exposure.
Financial

assets subject to offsetting, enforceable master

netting arrangements and

similar agreements
Assets subject to netting

arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
3
Assets not
subject to netting
arrangements
4
Total assets
As of 31.12.22, USD bn
Gross assets
before netting
Netting with

gross liabilities
2
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities financing
transactions measured at amortized cost
60.8 (11.1) 49.6 (3.0) (46.4) 0.3 18.2 18.5 67.8
Derivative financial instruments

147.4 (2.5) 144.9 (110.9) (28.5) 5.5 5.2 10.7 150.1
Cash collateral receivables on

derivative instruments
1
33.5 0.0 33.5 (20.9) (1.9) 10.6 1.5 12.1 35.0
Financial assets at fair value

not held for trading
85.6 (76.8) 8.7 (1.5) (7.3) 0.0 50.7 50.7 59.4
of which: reverse

repurchase agreements
84.4 (76.8) 7.6 (1.5) (6.1) 0.0 0.1 0.1 7.7
Total assets 327.2 (90.4) 236.8 (136.3) (84.1)
16.4
75.6 92.0 312.4
As of 31.12.21, USD bn
Receivables from securities financing
transactions measured at amortized cost 67.7 (13.8) 53.9 (2.9) (51.0) 0.0 21.1 21.1 75.0
Derivative financial instruments

116.0 (3.6) 112.4 (88.9) (18.5) 5.0 5.8 10.7 118.1
Cash collateral receivables on

derivative instruments
1
29.4 0.0 29.4 (15.2) (3.3) 11.0 1.1 12.1 30.5
Financial assets at fair value

not held for trading
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 54.1 54.1 59.6
of which: reverse

repurchase agreements 93.1 (87.6) 5.5 (1.1) (4.4) 0.0 0.3 0.3 5.8
Total assets 306.2 (105.0) 201.2 (108.1) (77.2) 15.9 82.1 98.1 283.3
1 The net

amount of

Cash collateral

receivables

on derivative

instruments recognized

on the balance

sheet includes

certain OTC

derivatives that

are net

settled on a

daily basis either

legally or in

substance under
IAS 32 principles and

exchange-traded

derivatives that

are economically

settled on a daily

basis.

2 The logic

of the table

results in amounts

presented in

the “Netting with

gross liabilities”

column corresponding
directly to the amounts

presented in the “Netting

with gross assets” column

in the liabilities table

presented below.

Netting in this column

for reverse repurchase

agreements presented

within the lines “Receivables
from securities financing

transactions

measured at amortized

cost” and

“Financial assets

at fair value

not held for

trading”

taken together

corresponds

to the amounts

presented for

repurchase agreements

in the
“Payables from securities financing transactions

measured at amortized cost” and “Other financial

liabilities designated at fair value” lines in

the liabilities table presented below.

3 For the purpose of this disclosure,
the amounts of financial instruments

and cash collateral presented

have been capped so as not to exceed

the net amount of fin

ancial assets presented on the balance

sheet; i.e., over-collateralization,

where it exists,
is not reflected in the table.

4 Includes assets not subject

to enforceable netting

arrangements and other

out-of-scope items.
Financial liabilities subject to offsetting,

enforceable master netting

arrangements and similar agreements
Liabilities subject to netting

arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
3
Liabilities not
subject

to netting

arrangements
4
Total liabilities
As of 31.12.22, USD bn
Gross
liabilities
before
netting
Netting with

gross assets
2
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration

of netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities financing
transactions measured at amortized cost
14.1 (11.1) 3.0 (1.3) (1.8) 0.0 1.2 1.2 4.2
Derivative financial instruments

150.3 (2.5) 147.8 (110.9) (26.2) 10.7 7.1 17.8 154.9
Cash collateral payables on

derivative instruments
1
34.9 0.0 34.9 (20.0) (1.9) 13.0 1.6 14.5 36.4
Other financial liabilities

designated at fair value
92.5 (76.9) 15.6 (3.2) (12.4) 0.0 16.4 16.4 32.0
of which: repurchase agreements
92.1 (76.9) 15.3 (3.2) (12.1) 0.0 0.1 0.1 15.3
Total liabilities 291.7 (90.4) 201.3 (135.3) (42.3) 23.7 26.3 49.9 227.6
As of 31.12.21, USD bn
Payables from securities financing
transactions measured at amortized cost
16.9 (12.8) 4.1 (1.8) (2.3) 0.0 1.4 1.4 5.5
Derivative financial instruments

118.4 (3.6) 114.9 (88.9) (18.1) 7.9 6.4 14.3 121.3
Cash collateral payables on

derivative instruments
1
30.4 0.0 30.4 (13.1) (3.3) 14.0 1.4 15.4 31.8
Other financial liabilities

designated at fair value
94.8 (88.6) 6.2 (2.2) (3.8) 0.2 26.3 26.5 32.4
of which: repurchase agreements
94.6 (88.6) 6.0 (2.2) (3.8) 0.0 0.4 0.4 6.4
Total liabilities 260.6 (105.0) 155.6 (106.0) (27.5) 22.1 35.5 57.6 191.1
1 The net amount of Cash collateral

payables on derivative instruments

recognized on the balance sheet

includes certain OTC

derivatives that are net settled

on a daily basis either legally or in substance

under IAS 32
principles and exchange-traded derivativ

es that are economically settled on a daily basis.

2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts
presented in the “Netting with gross liabilities” column in the assets table presented above. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions
measured at amortized

cost” and

“Other financial

liabilities designated

at fair

value” taken

together corresponds

to the

amounts presented

for reverse

repurchase agreements

in the “Receivables

from securities
financing transactions

measured at amortized cost”

and “Financial assets

at fair value

not held for trading”

lines in the

assets table presented

above.

3 For the purpose

of this disclosure,

the amounts of financial
instruments and cash collateral

presented have been capped

so as not to exceed the

net amount of financial liabilities

presented on the balance

sheet; i.e., over-collateralization,

where it exists, is

not reflected in the
table.

4 Includes liabilities

not subject to enforceable netting

arrangements and

other out-of-scope items.